T. ROWE PRICE New Income Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 8.0%
Car Loan 1.4%
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D
4.04%, 11/18/24  7,315 7,807
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25  7,140 7,365
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  13,295 13,538
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  12,745 13,031
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class A
3.70%, 9/20/24 (1) 18,960 20,254
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (1) 75,700 82,513
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1) 10,835 11,109
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 24,415 26,422
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 13,740 14,366
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 6,500 6,797
Exeter Automobile Receivables Trust
Series 2017-1A, Class D
6.20%, 11/15/23 (1) 6,000 6,174
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  11,310 11,419
GM Financial Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  6,650 6,636
Santander Drive Auto Receivables Trust
Series 2018-3, Class D
4.07%, 8/15/24  13,090 13,564

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2019-2, Class D
3.22%, 7/15/25  6,785 7,051
Santander Drive Auto Receivables Trust
Series 2020-1, Class C
4.11%, 12/15/25  9,920 10,587
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  9,460 9,594
Santander Retail Auto Lease Trust
Series 2020-B, Class C
1.18%, 12/20/24 (1) 9,500 9,554
277,781
Other Asset-Backed Securities 5.3%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 38,149 39,244
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 10/25/31 (1)(2) 27,170 27,168
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1/15/33 (1)(2) 11,035 11,029
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.024%, 1/20/28 (1) 30,536 30,536
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.304%, 7/20/28 (1) 28,187 28,197
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 16,090 15,975
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.232%, 11/20/28 (1) 18,711 18,715
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.153%, 7/18/27 (1) 2,423 2,422
BlueMountain
Series 2015-2A, Class BR, CLO, FRN
3M USD LIBOR + 1.50%, 1.723%, 7/18/27 (1) 5,146 5,147
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 9,312 9,776
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.521%, 2/12/30 (1) 4,815 4,822

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/27 (1) 26,693 26,696
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 1.078%, 10/25/27 (1) 43,323 43,316
CIFC Funding
Series 2020-3A, Class A1, CLO, FRN
3M USD LIBOR + 1.35%, 1.555%, 10/20/31 (1) 21,990 22,053
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25  1,095 1,109
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.274%, 10/20/28 (1) 34,139 34,144
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 15,734 16,645
Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.873%, 7/17/30 (1) 27,670 27,750
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 1,342 1,343
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 2,829 2,916
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 5,929 6,118
Galaxy XXIX
Series 2018-29A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 1.594%, 11/15/26 (1) 13,100 13,104
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/28 (1) 26,388 26,394
GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A4
2.83%, 6/17/24 (1) 3,331 3,362
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 28,235 30,084
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 2,829 2,905
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 1,203 1,226

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.743%, 5/6/30 (1) 12,070 11,998
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 28,108 28,857
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.023%, 1/16/28 (1) 34,190 34,078
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.373%, 1/16/28 (1) 11,320 11,260
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.541%, 7/15/32 (1) 5,795 5,797
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.518%, 10/25/32 (1) 9,735 9,759
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1/25/32 (1)(2) 10,705 10,692
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 9,455 9,640
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 3,152 3,161
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 1,434 1,466
MVW Owner Trust
Series 2019-1A, Class A
2.89%, 11/20/36 (1) 10,469 10,769
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1/20/32 (1)(2) 49,995 49,995
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 10/20/32 (1) 27,735 27,776
Neuberger Berman XIX
Series 2015-19A, Class A1R2, CLO, FRN
3M USD LIBOR + 0.80%, 1.041%, 7/15/27 (1) 5,650 5,642
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 1/15/28 (1) 34,860 34,858
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 1.722%, 4/22/29 (1) 16,785 16,680

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.222%, 4/22/29 (1) 12,440 12,408
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.974%, 7/20/31 (1) 26,060 26,124
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 7/15/27 (1) 20,289 20,266
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 7/15/27 (1) 23,930 23,667
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.233%, 7/17/29 (1) 39,618 39,619
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 21,347 21,337
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 2.023%, 10/17/29 (1) 21,030 21,007
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.941%, 7/15/31 (1) 6,490 6,503
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 16,197 16,219
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 25,215 25,353
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%, 10/15/32 (1) 25,490 25,487
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 1,724 1,752
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 5,803 5,986
Sierra Timeshare Receivables Funding
Series 2020-2A, Class B
2.32%, 7/20/37 (1) 8,357 8,515
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 36,406 36,357
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%, 1/15/34 (1) 9,560 9,596

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 4/20/33 (1)(2) 14,640 14,640
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1) 37,448 37,769
Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.124%, 1/20/29 (1) 11,645 11,533
Wind River
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 1.891%, 7/15/28 (1) 12,980 12,937
1,101,699
Student Loan 1.3%
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 3,174 3,228
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 8,525 8,730
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 21,923 22,606
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 21,761 22,395
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 23,758 24,311
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 20,200
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 14,940 15,075
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.858%, 3/26/68 (1) 12,391 12,361
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 5,810 5,907
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 5,063 5,246
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 12,678 13,074

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 10,507 10,800
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 11,591 12,491
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.832%, 1/15/37 (1) 17,114 17,184
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 25,325 26,812
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 53,230 52,525
272,945
Total Asset-Backed Securities
(Cost $1,629,899) 1,652,425
BANK LOANS 0.5% (3)
INDUSTRIAL 0.5%
Communications 0.1%
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 3.711%, 8/21/26  7,112 6,912
Lamar Media, FRN
1M USD LIBOR + 1.50%, 1.624%, 2/5/27  14,435 14,304
21,216
Consumer Cyclical 0.2%
Caesars Resort Collection, FRN
1M USD LIBOR + 4.50%, 4.615%, 7/21/25  8,888 8,909
KFC Holding, FRN
3M USD LIBOR + 1.75%, 1.858%, 4/3/25  29,630 29,586
38,495
Energy 0.1%
Buckeye Partners, FRN
1M USD LIBOR + 2.25%, 2.37%, 11/1/26  18,962 18,935
18,935
Technology 0.1%
Western Digital, FRN
1M USD LIBOR + 1.50%, 1.615%, 2/27/23  6,565 6,550

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Western Digital, FRN
1M USD LIBOR + 1.75%, 1.865%, 4/29/23  14,960 14,955
21,505
Total Industrial 100,151
Total Bank Loans
(Cost $99,763) 100,151
BOND MUTUAL FUNDS 3.1%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 3.70% (4)
(5) 53,143 518,678
T. Rowe Price Institutional High Yield Fund - Z Class, 3.95% (4)(5) 13,946 122,586
Total Bond Mutual Funds
(Cost $628,075) 641,264
CONVERTIBLE PREFERRED STOCKS 0.1%
INDUSTRIAL 0.1%
Energy 0.1%
Targa Resources, Series A, 9.50%, Acquisition Date: 2/10/21, Cost
$9,215 (6)(7) 9 9,105
Total Industrial 9,105
Total Convertible Preferred Stocks
(Cost $9,215) 9,105
CORPORATE BONDS 32.2%
FINANCIAL INSTITUTIONS 11.9%
Banking 6.3%
AIB Group, VR, 4.263%, 4/10/25 (1)(8) 24,875 27,228
Banco Santander, 3.49%, 5/28/30 (9) 11,800 12,747
Bangkok Bank, 4.45%, 9/19/28  5,665 6,560
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(8) 23,000 23,618
Bank of America, VR, 1.898%, 7/23/31 (8) 63,430 61,332
Bank of America, VR, 2.496%, 2/13/31 (8) 23,560 24,121
Bank of America, VR, 2.592%, 4/29/31 (8) 40,000 41,178
Bank of America, VR, 3.419%, 12/20/28 (8) 23,105 25,485
Bank of America, VR, 3.559%, 4/23/27 (8) 11,780 12,991
Bank of America, VR, 4.271%, 7/23/29 (8) 43,560 50,420
Barclays, VR, 2.852%, 5/7/26 (8)(9) 25,385 26,785
Barclays, VR, 3.932%, 5/7/25 (8) 20,485 22,283
BBVA Bancomer , VR, 5.125%, 1/18/33 (8) 14,050 14,830
BBVA Bancomer , VR, 5.875%, 9/13/34 (8)(9) 1,935 2,159

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BNP Paribas, VR, 1.323%, 1/13/27 (1)(8) 11,265 11,200
Capital One Financial, 3.75%, 3/9/27  17,285 19,359
Citigroup, VR, 3.106%, 4/8/26 (8) 23,895 25,701
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(8) 22,165 22,952
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(8) 28,155 29,645
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(8) 42,515 48,145
Danske Bank, 3.875%, 9/12/23 (1) 12,821 13,808
Danske Bank, 5.375%, 1/12/24 (1) 21,050 23,657
Danske Bank, VR, 3.001%, 9/20/22 (1)(8) 7,575 7,661
Danske Bank, VR, 3.244%, 12/20/25 (1)(8) 22,590 24,207
Discover Financial Services, 3.75%, 3/4/25 (9) 18,180 19,849
Discover Financial Services, 4.10%, 2/9/27  49,385 55,748
Goldman Sachs Group, 3.50%, 11/16/26  11,970 13,153
HSBC Holdings, 3.90%, 5/25/26  9,845 10,998
HSBC Holdings, VR, 1.645%, 4/18/26 (8)(9) 10,880 10,997
HSBC Holdings, VR, 2.099%, 6/4/26 (8) 21,365 22,073
HSBC Holdings, VR, 4.292%, 9/12/26 (8) 2,375 2,663
JPMorgan Chase, VR, 1.764%, 11/19/31 (8)(9) 73,070 70,126
JPMorgan Chase, VR, 2.182%, 6/1/28 (8) 33,125 34,111
JPMorgan Chase, VR, 2.739%, 10/15/30 (8) 20,470 21,468
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 61,233 63,920
Kookmin Bank, 2.50%, 11/4/30 (1)(9) 21,350 21,223
Morgan Stanley, VR, 1.794%, 2/13/32 (8) 32,467 30,971
Morgan Stanley, VR, 1.928%, 4/28/32 (8) 7,260 7,040
Natwest Group, 3.875%, 9/12/23  13,898 14,970
Natwest Group, 5.125%, 5/28/24  22,657 25,359
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (8) 28,505 28,674
Shinhan Bank, 3.875%, 3/24/26  5,830 6,458
Standard Chartered, VR, 4.644%, 4/1/31 (1)(8) 45,875 53,491
Synchrony Financial, 4.25%, 8/15/24  5,540 6,066
UBS Group, VR, 1.364%, 1/30/27 (1)(8) 15,055 15,043
Wells Fargo, 4.30%, 7/22/27  11,980 13,842
Wells Fargo, VR, 2.188%, 4/30/26 (8)(9) 16,835 17,505
Wells Fargo, VR, 2.393%, 6/2/28 (8) 32,145 33,373
Wells Fargo, VR, 2.572%, 2/11/31 (8) 54,100 55,777
Wells Fargo, VR, 2.879%, 10/30/30 (8) 55,105 58,143
Wells Fargo, VR, 4.478%, 4/4/31 (8)(9) 16,395 19,336
1,310,449
Brokerage Asset Managers Exchanges 0.3%
Intercontinental Exchange, 1.85%, 9/15/32  51,255 48,638
Intercontinental Exchange, 2.10%, 6/15/30 (9) 10,000 9,960
58,598
Finance Companies 1.0%
AerCap Ireland Capital, 3.50%, 5/26/22  1,385 1,427
AerCap Ireland Capital, 3.50%, 1/15/25  4,085 4,310

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
AerCap Ireland Capital, 4.625%, 7/1/22  9,300 9,764
AerCap Ireland Capital, 4.875%, 1/16/24  30,027 32,765
AerCap Ireland Capital, 6.50%, 7/15/25  4,515 5,289
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 7,215 7,549
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 15,400 16,305
Avolon Holdings Funding, 5.125%, 10/1/23 (1) 39,095 41,896
Avolon Holdings Funding, 5.50%, 1/15/26 (1) 13,130 14,525
GE Capital International Funding, 3.373%, 11/15/25 (9) 53,835 58,709
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 15,190 16,165
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 5,951 6,362
215,066
Insurance 1.1%
AIA Group, 3.90%, 4/6/28 (1) 42,045 47,005
American International Group, 3.90%, 4/1/26  587 657
Centene , 2.50%, 3/1/31  11,800 11,474
Centene , 3.375%, 2/15/30  23,860 24,397
Centene , 4.25%, 12/15/27  27,329 28,285
Centene , 4.625%, 12/15/29  32,440 34,873
Centene , 5.375%, 6/1/26 (1) 16,545 17,310
CNO Financial Group, 5.25%, 5/30/25  14,510 16,614
Humana, 3.95%, 3/15/27  6,250 7,072
Humana, 4.875%, 4/1/30  18,429 22,151
Marsh & McLennan, 2.25%, 11/15/30 (9) 9,175 9,266
219,104
Real Estate Investment Trusts 3.2%
Alexandria Real Estate Equities, 2.75%, 12/15/29  17,305 18,103
Alexandria Real Estate Equities, 3.95%, 1/15/27  26,345 29,693
Alexandria Real Estate Equities, 3.95%, 1/15/28  16,220 18,310
American Campus Communities Operating Partnership, 2.85%,
2/1/30  37,652 38,602
American Campus Communities Operating Partnership, 3.30%,
7/15/26  16,895 18,422
American Campus Communities Operating Partnership, 3.625%,
11/15/27  18,040 19,986
Boston Properties, 3.25%, 1/30/31  10,455 11,049
Brixmor Operating Partnership, 3.65%, 6/15/24  43,450 47,082
Brixmor Operating Partnership, 3.85%, 2/1/25  6,175 6,717
Brixmor Operating Partnership, 3.90%, 3/15/27 (9) 31,087 34,539
Brixmor Operating Partnership, 4.125%, 6/15/26  57,211 64,298
Essex Portfolio, 1.65%, 1/15/31  10,390 9,769
Essex Portfolio, 3.625%, 5/1/27 (9) 11,045 12,222
Healthpeak Properties, 2.875%, 1/15/31  3,585 3,736
Healthpeak Properties, 3.25%, 7/15/26  3,455 3,802
Healthpeak Properties, 3.50%, 7/15/29 (9) 3,910 4,299
Highwoods Realty, 4.125%, 3/15/28  17,905 19,888
Highwoods Realty, 4.20%, 4/15/29  12,180 13,544

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Regency Centers, 3.70%, 6/15/30  12,500 13,706
Regency Centers, 4.125%, 3/15/28  10,100 11,255
Simon Property Group, 2.65%, 7/15/30 (9) 18,417 18,701
Simon Property Group, 3.30%, 1/15/26  7,155 7,762
Ventas Realty, 3.25%, 10/15/26  51,880 56,262
VEREIT Operating Partnership, 2.20%, 6/15/28  4,380 4,348
VEREIT Operating Partnership, 2.85%, 12/15/32  21,132 21,082
VEREIT Operating Partnership, 3.40%, 1/15/28  10,350 11,126
VEREIT Operating Partnership, 3.95%, 8/15/27  29,214 32,846
VEREIT Operating Partnership, 4.60%, 2/6/24  42,230 46,389
VEREIT Operating Partnership, 4.875%, 6/1/26  47,755 55,477
653,015
Total Financial Institutions 2,456,232
INDUSTRIAL 18.1%
Basic Industry 0.3%
Anglo American Capital, 4.125%, 9/27/22 (1) 10,475 11,037
Celulosa Arauco y Constitucion , 3.875%, 11/2/27  20,810 22,558
Ecolab, 4.80%, 3/24/30  2,040 2,497
Methanex , 5.125%, 10/15/27 (9) 18,855 19,491
Westlake Chemical, 1.625%, 7/17/29 (EUR)  11,421 14,135
69,718
Capital Goods 0.4%
Boral Finance, 3.00%, 11/1/22 (1) 5,705 5,842
Boral Finance, 3.75%, 5/1/28 (1) 52,215 55,216
General Electric, 5.55%, 1/5/26  20,985 24,937
General Electric, Series D, VR, 3.554% (6)(9) 6,256 5,959
91,954
Communications 4.7%
Altice Financing, 7.50%, 5/15/26 (1) 12,800 13,344
Altice France, 5.50%, 1/15/28 (1) 10,315 10,508
AT&T, 2.25%, 2/1/32 (9) 71,930 68,874
AT&T, 2.55%, 12/1/33 (1) 22,254 21,372
AT&T, 2.75%, 6/1/31 (9) 21,840 22,170
AT&T, 3.80%, 12/1/57 (1) 32,975 31,373
AT&T, 4.30%, 2/15/30  14,030 16,062
Charter Communications Operating, 2.30%, 2/1/32  35,945 35,148
Charter Communications Operating, 2.80%, 4/1/31  48,765 49,442
Charter Communications Operating, 4.80%, 3/1/50  5,165 5,677
Charter Communications Operating, 5.125%, 7/1/49  7,920 9,145
Charter Communications Operating, 5.75%, 4/1/48 (9) 1,580 1,950
Charter Communications Operating, 6.484%, 10/23/45  5,715 7,696
Comcast, 3.25%, 11/1/39  23,275 24,693
Crown Castle Towers, 3.222%, 5/15/22 (1) 4,785 4,816
Crown Castle Towers, 3.663%, 5/15/25 (1) 52,455 56,088
HKT Capital No. 2, 3.625%, 4/2/25  2,714 2,912

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HKT Capital No. 4, 3.00%, 7/14/26  22,686 24,016
Netflix, 4.625%, 5/15/29 (EUR)  19,830 29,668
NTT Finance, 1.591%, 4/3/28 (1) 26,890 26,715
NTT Finance, 2.065%, 4/3/31 (1) 3,850 3,834
SBA Tower Trust, 2.836%, 1/15/25 (1)(9) 12,265 13,053
SBA Tower Trust, 3.168%, 4/11/22 (1) 57,965 58,139
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 50,250 52,988
T-Mobile USA, 2.05%, 2/15/28 (1)(9) 12,505 12,457
T-Mobile USA, 3.75%, 4/15/27 (1) 61,370 67,649
Verizon Communications, 2.65%, 11/20/40  38,295 35,672
Verizon Communications, 2.875%, 11/20/50  43,625 39,578
Verizon Communications, 2.987%, 10/30/56 (1)(9) 41,925 37,904
Verizon Communications, 4.329%, 9/21/28  30,670 35,530
Verizon Communications, 4.522%, 9/15/48  9,550 11,246
Verizon Communications, 4.75%, 11/1/41 (9) 10,225 12,492
Vodafone Group, 4.375%, 5/30/28  28,755 33,625
Vodafone Group, 4.875%, 6/19/49  25,250 30,482
Vodafone Group, 5.00%, 5/30/38  17,710 21,747
Vodafone Group, 5.25%, 5/30/48  12,050 15,589
WPP Finance 2010, 3.75%, 9/19/24  18,332 20,154
963,808
Consumer Cyclical 2.4%
Alibaba Group Holding, 3.40%, 12/6/27 (9) 11,715 12,833
Booking Holdings, 4.10%, 4/13/25  8,995 10,028
Booking Holdings, 4.50%, 4/13/27  9,480 11,090
Booking Holdings, 4.625%, 4/13/30  13,000 15,513
Daimler Finance North America, 1.45%, 3/2/26 (1) 24,200 24,238
Daimler Finance North America, 2.45%, 3/2/31 (1) 9,255 9,344
Expedia Group, 5.00%, 2/15/26 (9) 27,226 30,792
General Motors Financial, 4.00%, 10/6/26  21,470 23,908
General Motors Financial, 4.30%, 7/13/25  9,101 10,101
General Motors Financial, 4.35%, 4/9/25  21,119 23,326
General Motors Financial, 5.10%, 1/17/24  28,255 31,453
GLP Capital, 3.35%, 9/1/24  6,340 6,745
Hyundai Capital America, 1.80%, 10/15/25 (1) 11,505 11,634
Hyundai Capital America, 2.375%, 2/10/23 (1) 23,640 24,372
L Brands, 6.625%, 10/1/30 (1) 17,135 19,191
Las Vegas Sands, 3.20%, 8/8/24 (9) 6,682 7,020
Las Vegas Sands, 3.50%, 8/18/26  10,985 11,611
Marriott International, 3.75%, 10/1/25  3,131 3,367
Marriott International, 5.75%, 5/1/25  43,324 49,877
QVC, 4.375%, 3/15/23  41,030 43,030
Ross Stores, 1.875%, 4/15/31 (9) 18,400 17,716
TJX, 1.60%, 5/15/31  9,565 9,229
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  20,000 26,662

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1)(9) 6,920 6,862
Volkswagen Group of America Finance, 2.85%, 9/26/24 (1) 14,545 15,480
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 16,325 17,746
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 21,662 25,491
498,659
Consumer Non-Cyclical 3.7%
AbbVie, 2.95%, 11/21/26 (9) 17,145 18,581
AbbVie, 3.20%, 11/21/29  15,175 16,481
AbbVie, 4.05%, 11/21/39  13,075 15,018
AbbVie, 4.25%, 11/21/49  14,325 16,613
AbbVie, 4.70%, 5/14/45  28,387 34,205
AbbVie, 4.875%, 11/14/48  37,285 47,713
BAT Capital, 3.557%, 8/15/27  40,620 44,010
BAT International Finance, 1.668%, 3/25/26  7,875 7,913
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 10,540 12,127
Becton Dickinson & Company, 1.957%, 2/11/31  22,360 22,020
Becton Dickinson & Company, 2.823%, 5/20/30  13,810 14,477
Becton Dickinson & Company, 3.70%, 6/6/27  69,095 77,329
Becton Dickinson & Company, 3.794%, 5/20/50  18,410 20,331
Becton Dickinson & Company, 4.669%, 6/6/47  26,335 32,545
Cardinal Health, 3.75%, 9/15/25  2,075 2,292
Cardinal Health, 4.50%, 11/15/44  4,825 5,271
Cardinal Health, 4.90%, 9/15/45  5,195 6,049
China Mengniu Dairy, 2.50%, 6/17/30  5,955 5,841
Cigna, 2.40%, 3/15/30  9,555 9,689
Cigna, 3.40%, 3/1/27 (9) 6,330 6,940
Cigna, 3.40%, 3/15/50 (9) 30,675 31,264
Cigna, 4.375%, 10/15/28  9,880 11,477
Cigna, 4.50%, 2/25/26  43,040 49,310
Cigna, 4.80%, 8/15/38  17,444 21,514
CVS Health, 1.875%, 2/28/31  14,525 13,985
CVS Health, 2.70%, 8/21/40 (9) 7,485 7,083
CVS Health, 3.625%, 4/1/27  5,145 5,716
CVS Health, 4.25%, 4/1/50 (9) 15,925 18,454
CVS Health, 5.05%, 3/25/48 (9) 43,761 55,371
CVS Health, 5.125%, 7/20/45  1,305 1,649
Hasbro, 3.55%, 11/19/26  12,060 13,196
PerkinElmer, 3.30%, 9/15/29  10,272 11,009
Perrigo Finance Unlimited, 3.15%, 6/15/30 (9) 3,640 3,740
Perrigo Finance Unlimited, 3.90%, 12/15/24  6,275 6,877
Perrigo Finance Unlimited, 4.375%, 3/15/26  26,485 29,772
Reynolds American, 4.45%, 6/12/25  36,825 41,069
Yili Holding Investment, 1.625%, 11/19/25  21,007 20,823
757,754

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy 4.5%
Aker, 2.875%, 1/15/26 (1)(9) 7,245 7,504
Boardwalk Pipelines, 3.375%, 2/1/23  15,250 15,827
Boardwalk Pipelines, 3.40%, 2/15/31  18,725 19,314
Boardwalk Pipelines, 4.45%, 7/15/27  31,635 35,769
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 11,315
Boardwalk Pipelines, 5.95%, 6/1/26  11,317 13,349
Cameron LNG, 2.902%, 7/15/31 (1) 8,690 9,204
Cameron LNG, 3.302%, 1/15/35 (1) 9,505 10,263
Cameron LNG, 3.701%, 1/15/39 (1) 7,080 7,741
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (9) 22,400 24,214
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,935 8,062
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  14,235 16,498
Cheniere Energy, 4.625%, 10/15/28 (1) 22,665 23,572
DCP Midstream Operating, 6.75%, 9/15/37 (1) 4,310 4,806
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(8)(9) 8,155 7,156
Diamondback Energy, 3.25%, 12/1/26  26,195 27,636
Diamondback Energy, 5.375%, 5/31/25  42,365 43,848
Energy Transfer Operating, 2.90%, 5/15/25  8,690 9,135
Energy Transfer Operating, 4.20%, 4/15/27  2,735 2,933
Energy Transfer Operating, 4.50%, 4/15/24  6,465 7,071
Energy Transfer Operating, 4.95%, 6/15/28  19,529 21,995
Energy Transfer Operating, 5.00%, 5/15/50  4,295 4,504
Energy Transfer Operating, 5.25%, 4/15/29  14,145 16,320
Energy Transfer Operating, 5.50%, 6/1/27  3,820 4,446
Energy Transfer Operating, 5.875%, 1/15/24  14,050 15,701
Energy Transfer Operating, 6.00%, 6/15/48  42,120 48,017
Energy Transfer Operating, 6.25%, 4/15/49  4,100 4,807
Eni, Series X-R, 4.75%, 9/12/28 (1) 30,945 36,062
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 2,160 2,196
Gray Oak Pipeline, 2.60%, 10/15/25 (1)(9) 6,745 6,885
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 2,820 2,915
Occidental Petroleum, 2.90%, 8/15/24 (9) 34,015 33,122
Occidental Petroleum, 8.00%, 7/15/25 (9) 5,110 5,928
Occidental Petroleum, 8.50%, 7/15/27  3,940 4,713
Plains All American Pipeline, 3.85%, 10/15/23  6,130 6,526
Reliance Industries, 3.667%, 11/30/27  18,280 20,365
Reliance Industries, 4.125%, 1/28/25 (9) 6,120 6,737
Sabine Pass Liquefaction, 4.50%, 5/15/30  4,625 5,290
Sabine Pass Liquefaction, 5.00%, 3/15/27  73,603 85,103
Sabine Pass Liquefaction, 5.75%, 5/15/24  7,013 7,960
Sabine Pass Liquefaction, 5.875%, 6/30/26  15,135 18,029
Seven Generations Energy, 5.375%, 9/30/25 (1) 15,260 15,832
Sunoco Logistics Partners Operations, 4.25%, 4/1/24 (9) 14,265 15,317
Tengizchevroil Finance International, 4.00%, 8/15/26  39,000 42,395
Thaioil Treasury Center, 4.625%, 11/20/28 (9) 4,595 5,209

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  7,520 8,076
Transcontinental Gas Pipe Line, 4.00%, 3/15/28 (9) 10,905 12,238
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  14,965 17,156
Valero Energy, 2.15%, 9/15/27 (9) 8,270 8,257
Williams, 3.90%, 1/15/25  22,215 24,197
Williams, 4.00%, 9/15/25  6,920 7,647
Woodside Finance, 3.65%, 3/5/25 (1) 13,200 14,100
Woodside Finance, 3.70%, 9/15/26 (1) 43,137 46,781
Woodside Finance, 3.70%, 3/15/28 (1) 35,816 37,696
917,739
Technology 1.2%
Avnet, 4.875%, 12/1/22  30,360 32,365
Baidu, 2.875%, 7/6/22 (9) 31,475 32,241
Baidu, 3.625%, 7/6/27  6,360 7,004
Baidu, 3.875%, 9/29/23 (9) 20,211 21,767
Baidu, 4.375%, 5/14/24  12,910 14,224
Baidu, 4.375%, 3/29/28  7,975 9,006
Keysight Technologies, 4.60%, 4/6/27  2,648 3,102
Micron Technology, 4.185%, 2/15/27  30,185 34,184
NXP, 2.70%, 5/1/25 (1) 2,345 2,478
NXP, 3.15%, 5/1/27 (1) 4,765 5,163
NXP, 5.35%, 3/1/26 (1) 10,345 12,192
Tencent Holdings, 1.81%, 1/26/26  25,688 25,901
Tencent Holdings, 3.575%, 4/11/26  19,482 21,274
TSMC Global, 1.00%, 9/28/27 (1)(9) 23,860 23,277
244,178
Transportation 0.9%
Brambles USA, 4.125%, 10/23/25 (1) 13,445 14,961
Heathrow Funding, 4.875%, 7/15/21 (1)(9) 26,640 27,055
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 36,880 40,107
SF Holding Investment, 2.875%, 2/20/30  9,820 10,007
Shanghai Port Group BVI Development, 2.85%, 9/11/29 (9) 14,625 14,975
Shanghai Port Group BVI Development, 3.375%, 6/18/29 (9) 3,890 4,167
Shanghai Port Group BVI Development 2, 2.375%, 7/13/30  21,110 20,792
Transurban Finance, 2.45%, 3/16/31 (1)(9) 12,535 12,713
Transurban Finance, 3.375%, 3/22/27 (1)(9) 10,525 11,579
Transurban Finance, 4.125%, 2/2/26 (1)(9) 7,105 8,002
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  13,316 12,949
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  8,135 7,915
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  5,054 4,995
190,217
Total Industrial 3,734,027
UTILITY 2.2%
Electric 1.8%
Ausgrid Finance, 3.85%, 5/1/23 (1)(9) 15,280 16,093

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ausgrid Finance, 4.35%, 8/1/28 (1) 24,055 27,186
China Southern Power Grid International Finance BVI 2018, 4.25%,
9/18/28  5,400 6,079
Edison International, 4.95%, 4/15/25  1,450 1,629
Enel Finance International, 3.50%, 4/6/28 (1) 11,585 12,785
Enel Finance International, 3.625%, 5/25/27 (1) 41,755 46,087
FirstEnergy Transmission, 4.35%, 1/15/25 (1) 61,885 67,421
NRG Energy, 4.45%, 6/15/29 (1) 13,315 14,680
Pacific Gas & Electric, 2.10%, 8/1/27  23,845 23,722
Pacific Gas & Electric, 2.50%, 2/1/31  27,580 26,782
Pacific Gas & Electric, 3.30%, 8/1/40  22,880 21,758
Pacific Gas & Electric, 3.95%, 12/1/47  15,405 14,941
Pacific Gas & Electric, 4.55%, 7/1/30 (9) 41,980 46,729
Vistra Operations, 3.55%, 7/15/24 (1) 45,346 48,634
374,526
Natural Gas 0.4%
APT Pipelines, 3.875%, 10/11/22 (1) 19,635 20,487
APT Pipelines, 4.25%, 7/15/27 (1) 4,738 5,365
NiSource, 1.70%, 2/15/31  15,390 14,638
NiSource, 3.60%, 5/1/30  25,110 27,944
Sempra Energy, 3.80%, 2/1/38  8,480 9,374
77,808
Total Utility 452,334
Total Corporate Bonds
(Cost $6,313,259) 6,642,593
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.1%
Government Sponsored 0.0%
Equate Petrochemical, 4.25%, 11/3/26  7,737 8,433
8,433
Owned No Guarantee 1.1%
Export-Import Bank of Thailand, 1.457%, 10/15/25  13,925 13,902
Korea National Oil, 1.625%, 10/5/30 (1) 18,020 17,370
Korea South-East Power, 1.00%, 2/3/26  5,765 5,723
Perusahaan Listrik Negara, 5.45%, 5/21/28 (1)(9) 60,500 70,549
PTTEP Treasury Center, 2.587%, 6/10/27 (9) 18,300 19,099
QNB Finance, 2.625%, 5/12/25  10,572 11,069
QNB Finance, 2.75%, 2/12/27  21,028 22,123
State Grid Overseas Investment, 3.50%, 5/4/27  24,000 26,641
Syngenta Finance, 3.933%, 4/23/21 (1) 18,290 18,350

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
TNB Global Ventures Capital, 3.244%, 10/19/26  13,470 14,438
219,264
Total Foreign Government Obligations & Municipalities
(Cost $217,882) 227,697
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 11.8%
Collateralized Mortgage Obligations 6.3%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 19,027 19,236
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 18,124 18,539
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 6,745 6,894
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (1) 3,335 3,390
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1) 1,095 1,122
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1) 3,324 3,364
CIM Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 8/25/49 (1) 9,139 9,339
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 13,654 14,029
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 11,906 11,999
Connecticut Avenue Securities
Series 2016-C05, Class 2M2, CMO, ARM
1M USD LIBOR + 4.45%, 4.568%, 1/25/29  9,922 10,343
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.468%, 9/25/29  31,700 31,771
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 11/25/29  36,143 35,691

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.118%, 2/25/30  9,954 9,874
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 7/25/30  30,265 29,932
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 8/25/30  14,796 14,511
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1) 10,452 10,493
Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (1) 9,060 8,912
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 8,828 9,013
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 8,116 8,249
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 6,326 6,451
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 7,987 8,174
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 3/25/50 (1) 9,007 9,038
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 3,671 3,694
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 3,994 4,118
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 13,630 14,110
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 6,704 6,910
Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1) 4,013 4,140
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1) 1,802 1,814

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1) 4,906 4,943
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1) 13,757 14,030
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 19,426 19,813
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.964%, 7/25/44 (1) 1,124 1,136
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
3.00%, 10/25/50 (1) 38,373 39,207
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1) 14,284 14,447
Homeward Opportunities Fund I Trust
Series 2019-2, Class M1, CMO, ARM
3.287%, 9/25/59 (1) 17,361 17,592
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1) 19,540 19,904
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 10,619 10,724
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 8,896 9,228
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 15,365 15,868
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 0.96%, 8/25/50 (1) 7,528 7,579
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 12,730 13,155
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 7,248 7,417
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 17,930 18,377
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 20,885 22,044

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 2,779 2,803
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1) 12,751 13,133
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1) 14,367 14,503
New Residential Mortgage Loan Trust
Series 2019-NQM3, Class A1, CMO, ARM
2.802%, 7/25/49 (1) 13,418 13,503
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 14,786 15,181
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (1) 14,019 14,620
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 6/25/59 (1) 4,452 4,468
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (1) 9,595 9,793
OBX Trust
Series 2019-INV1, Class A10, CMO, ARM
4.00%, 11/25/48 (1) 16,378 16,498
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 3,932 4,017
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 10,642 10,903
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 15,160 15,635
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/60 (1) 4,247 4,284
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 32,966 33,896
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 6,534 6,687
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1) 3,869 3,955

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 15,787 16,124
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 12,239 12,587
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 12,273 12,537
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 11,698 11,880
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1) 7,067 7,343
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, CMO, ARM
2.941%, 6/25/49 (1) 23,143 23,488
Starwood Mortgage Residential Trust
Series 2019-1, Class A2, CMO, ARM
3.146%, 6/25/49 (1) 9,845 10,005
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1) 10,723 10,802
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A3, CMO, ARM
3.754%, 2/25/49 (1) 9,262 9,294
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 19,990 20,376
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 3/25/30  1,149 1,150
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 3/25/30  30,119 30,344
Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M2AS, CMO, ARM
1M USD LIBOR + 1.05%, 1.168%, 12/25/29  17,405 17,416
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.168%, 7/25/30  22,853 22,756
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.918%, 12/25/30 (1) 6,937 6,939
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 9/25/48 (1) 26 26

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 9/25/30  16,527 16,518
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 10/25/48 (1) 3,642 3,642
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.368%, 2/25/47 (1) 14,344 14,383
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/50 (1) 5,963 5,963
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 2.845%, 10/25/50 (1) 14,000 14,132
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M1, CMO, ARM
1M USD LIBOR + 1.55%, 1.668%, 7/25/50 (1) 2,265 2,266
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 10,993 11,003
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1) 659 659
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1) 1,273 1,274
Towd Point Mortgage Trust
Series 2015-4, Class M1, CMO, ARM
3.75%, 4/25/55 (1) 14,707 15,414
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1) 2,351 2,359
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 2,889 2,908
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 6,038 6,154
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 4,347 4,407
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 2,837 2,860
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 5,655 5,730

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 7,144 7,273
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 2,913 2,959
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.718%, 2/25/57 (1) 7,514 7,514
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 11,944 12,321
Verus Securitization Trust
Series 2019-1, Class A3, CMO, ARM
4.04%, 2/25/59 (1) 15,592 15,627
Verus Securitization Trust
Series 2019-2, Class A1, CMO, ARM
3.211%, 5/25/59 (1) 12,321 12,382
Verus Securitization Trust
Series 2019-2, Class A3, CMO, ARM
3.448%, 5/25/59 (1) 16,405 16,466
Verus Securitization Trust
Series 2019-3, Class A3, CMO, STEP
3.04%, 7/25/59 (1) 12,763 13,047
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 14,531 14,838
Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59 (1) 5,200 5,367
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1) 9,343 9,463
Verus Securitization Trust
Series 2019-INV1, Class A3, CMO, ARM
3.658%, 12/25/59 (1) 8,309 8,403
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1) 11,313 11,589
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 14,435 14,821
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 11,106 11,361
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 16,717 17,029

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60 (1) 7,815 8,264
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 5,578 5,675
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 13,953 14,080
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65 (1) 17,346 17,862
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 15,680 15,770
1,299,343
Commercial Mortgage-Backed Securities 5.5%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 2/10/36 (1) 13,535 14,932
Ashford Hospitality Trust
Series 2018-ASHF, Class B, ARM
1M USD LIBOR + 1.25%, 1.362%, 4/15/35 (1) 21,605 21,445
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 1.362%, 9/15/32 (1) 11,890 11,875
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D, ARM
1M USD LIBOR + 1.80%, 1.912%, 9/15/32 (1) 4,935 4,861
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.112%, 7/5/40 (1) 39,170 44,146
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 0.962%, 9/15/34 (1) 35,456 35,444
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 3,014
Barclays Commercial Mortgage Trust
Series 2018-CBM, Class A, ARM
1M USD LIBOR + 1.00%, 1.112%, 7/15/37 (1) 10,463 10,444
Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.272%, 11/15/34 (1) 10,230 10,077
Barclays Commercial Mortgage Trust
Series 2019-C5, Class C
3.71%, 11/15/52  13,525 13,682

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Benchmark Mortgage Trust
Series 2018-B3, Class AS, ARM
4.195%, 4/10/51  14,540 16,624
BX Commercial Mortgage Trust
Series 2019-IMC, Class E, ARM
1M USD LIBOR + 2.15%, 2.262%, 4/15/34 (1) 32,870 32,045
BX Trust
Series 2018-GW, Class B, ARM
1M USD LIBOR + 1.02%, 1.132%, 5/15/35 (1) 9,610 9,607
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 10,099
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class C, ARM
3.662%, 11/15/52  3,875 4,016
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.518%, 5/10/35 (1) 14,725 14,909
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  9,880 10,649
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class AS
4.114%, 9/10/58  8,061 8,885
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49  11,205 11,699
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  27,657 30,746
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class C, ARM
4.672%, 3/10/51  3,320 3,376
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.79%, 12/15/72 (1) 12,000 11,745
Citigroup Commercial Mortgage Trust
Series 2020-555, Class A
2.647%, 12/10/41 (1) 19,685 20,520
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 8,194
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 5,287
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.412%, 11/15/37 (1) 11,083 11,101

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 1.762%, 11/15/37 (1) 23,705 23,749
Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46 (1) 6,715 6,972
Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48  7,340 8,131
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48  5,745 6,332
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  5,360 5,784
Commercial Mortgage Trust
Series 2015-LC21, Class AM, ARM
4.043%, 7/10/48  21,415 23,589
Commercial Mortgage Trust
Series 2015-LC21, Class B, ARM
4.335%, 7/10/48  28,450 30,822
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.32%, 7/10/50  13,560 14,441
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48  5,000 5,527
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  5,000 5,395
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class AS, ARM
3.958%, 11/15/49  22,584 24,843
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class AS
3.278%, 9/15/52  14,473 15,630
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class B
3.48%, 9/15/52  16,560 17,217
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 23,679 25,917
FREMF Mortgage Trust
Series 2018-K731, Class B, ARM
3.932%, 2/25/25 (1) 8,375 9,092
FREMF Mortgage Trust
Series 2019-K100, Class B, ARM
3.49%, 11/25/52 (1) 11,325 12,107

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
FREMF Mortgage Trust
Series 2019-K103, Class B, ARM
3.453%, 12/25/51 (1) 9,280 9,893
FREMF Mortgage Trust
Series 2019-K92, Class B, ARM
4.193%, 5/25/52 (1) 11,400 12,783
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
3.965%, 7/25/52 (1) 6,610 7,329
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
3.965%, 7/25/52 (1) 8,000 8,403
FREMF Mortgage Trust
Series 2019-K97, Class B, ARM
3.764%, 9/25/51 (1) 9,820 10,780
FREMF Mortgage Trust
Series 2019-K98, Class B, ARM
3.737%, 10/25/52 (1) 15,125 16,451
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.045%, 12/15/36 (1) 18,025 17,665
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 13,629
GS Mortgage Securities Trust
Series 2019-SOHO, Class D, ARM
1M USD LIBOR + 1.60%, 1.712%, 6/15/36 (1) 36,850 36,811
Hilton Orlando Trust
Series 2018-ORL, Class A, ARM
1M USD LIBOR + 0.92%, 1.032%, 12/15/34 (1) 25,314 25,306
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 1.312%, 12/15/34 (1) 5,540 5,533
Independence Plaza Trust
Series 2018-INDP, Class B
3.911%, 7/10/35 (1) 12,220 12,857
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.30%, 1.413%, 1/15/33 (1) 3,510 3,506
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38 (1) 11,320 11,931
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 10,436
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 8,077

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 12,059
JPMorgan Deutsche Bank Commercial Mortgage Securities Trust
Series 2016-C1, Class AM
3.539%, 5/10/49  4,820 5,225
JPMorgan Deutsche Bank Commercial Mortgage Securities Trust
Series 2016-C4, Class AS
3.385%, 12/15/49  15,210 16,463
JPMorgan Deutsche Bank Commercial Mortgage Securities Trust
Series 2017-C5, Class AS, ARM
3.858%, 3/15/50  15,745 17,375
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 22,185
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.031%, 5/15/48  3,355 3,697
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  20,075 22,091
Morgan Stanley Capital I Trust
Series 2017-H1, Class B
4.075%, 6/15/50  9,225 9,838
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, ARM
4.281%, 6/15/50  4,520 4,756
Palisades Center Trust
Series 2016-PLSD, Class A
2.713%, 4/13/33 (1) 11,362 10,497
SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.25%, 1.362%, 6/15/31 (1) 9,108 9,027
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  12,230 14,035
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35 (1) 10,909 11,151
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47  5,860 6,358
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class AS, ARM
4.013%, 6/15/48  6,250 6,875
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 6,873

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.293%, 7/15/58  4,900 5,240
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 6,270
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50  15,000 16,508
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class D
3.00%, 5/15/52 (1) 12,000 10,229
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class B
3.375%, 8/15/52  13,765 14,501
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.501%, 9/15/31 (1) 36,095 36,939
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 33,185 36,349
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.596%, 11/10/36 (1) 6,005 6,155
1,137,056
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $2,377,571) 2,436,399
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 18.6%
U.S. Government Agency Obligations 14.0% (10)
Federal Home Loan Mortgage
2.50%, 5/1/30  35,455 37,447
3.00%, 12/1/42 - 4/1/47  24,425 26,358
3.50%, 9/1/42 - 3/1/46  134,375 146,530
4.00%, 10/1/40 - 8/1/45  15,814 17,431
4.50%, 6/1/39 - 5/1/42  24,275 27,259
5.00%, 7/1/25 - 8/1/40  6,150 7,149
5.50%, 11/1/21 - 12/1/39  6,021 7,055
6.00%, 8/1/21 - 8/1/38  3,559 4,234
6.50%, 2/1/24 - 9/1/39  1,426 1,634
7.00%, 2/1/24 - 6/1/32  28 30
7.50%, 5/1/24 - 6/1/24  5 5
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35  42 42

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.735%, 2.109%, 2/1/37  186 195
12M USD LIBOR + 1.78%, 2.285%, 9/1/32  8 8
12M USD LIBOR + 1.81%, 2.287%, 3/1/36  168 178
12M USD LIBOR + 1.831%, 2.205%, 1/1/37  172 173
12M USD LIBOR + 1.93%, 2.314%, 12/1/36  93 99
12M USD LIBOR + 2.03%, 2.448%, 11/1/36  131 132
1Y CMT + 2.25%, 2.567%, 10/1/36  98 105
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36  27 27
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  20,435 3,182
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  12 11
Federal Home Loan Mortgage, UMBS
3.00%, 11/1/34 - 12/1/50  50,843 54,131
3.50%, 7/1/50  7,396 7,859
4.00%, 1/1/50 - 2/1/50  50,785 54,635
4.50%, 5/1/50  7,284 7,975
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  10,041 10,712
3.50%, 6/1/42 - 5/1/46  83,300 90,956
4.00%, 11/1/40  26,985 29,613
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  76 76
12M USD LIBOR + 1.61%, 2.542%, 7/1/36  459 483
12M USD LIBOR + 1.66%, 2.62%, 8/1/37  108 110
12M USD LIBOR + 1.89%, 2.638%, 8/1/36  202 207
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  6,789 6,935
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  39 6
Federal National Mortgage Assn., UMBS
2.50%, 5/1/30 - 12/1/50  175,160 182,042
3.00%, 6/1/27 - 7/1/50  593,183 635,769
3.50%, 11/1/32 - 9/1/49  209,720 225,329
4.00%, 11/1/40 - 1/1/50  228,928 251,563
4.50%, 4/1/26 - 5/1/50  159,787 178,152
5.00%, 10/1/21 - 6/1/48  38,663 44,715
5.50%, 3/1/21 - 9/1/41  30,408 35,471
6.00%, 3/1/21 - 1/1/41  33,946 40,598
6.50%, 8/1/27 - 3/1/41  14,371 16,783
7.00%, 10/1/29 - 4/1/37  110 121
UMBS, TBA
2.00%, 4/1/36 - 3/1/51 (11) 366,890 372,340
2.50%, 3/1/51 (11) 210,080 217,794
3.00%, 3/1/51 (11) 122,400 128,099
4.00%, 3/1/51 (11) 9,915 10,653
2,882,411
U.S. Government Obligations 4.6%
Government National Mortgage Assn.

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
2.50%, 1/20/51  55,203 57,338
3.00%, 9/15/42 - 7/20/50  195,516 206,720
3.50%, 9/15/41 - 4/20/48  194,319 210,796
4.00%, 2/20/41 - 1/20/48  91,914 101,013
4.50%, 7/15/26 - 7/20/47  34,738 38,843
5.00%, 9/15/33 - 8/20/48  72,703 82,705
5.50%, 10/20/32 - 3/20/49  38,466 43,750
6.00%, 1/20/34 - 12/20/38  3,394 4,006
6.50%, 1/15/26 - 12/20/33  93 108
7.00%, 12/20/23 - 11/20/28  25 28
7.50%, 2/15/22 - 8/15/28  58 62
8.00%, 12/15/21 - 5/15/32  194 215
8.50%, 9/15/22 - 9/20/26  3 3
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  12,187 12,756
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  5,832 728
4.00%, 5/20/37 - 2/20/43  11,801 852
4.50%, 5/20/39 - 12/20/39  1,098 25
Government National Mortgage Assn., TBA
2.00%, 3/20/51 (11) 25,735 26,120
2.50%, 3/20/51 (11) 94,995 98,632
3.00%, 4/20/51 (11) 31,415 32,734
4.00%, 3/20/51 (11) 31,125 33,301
950,735
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $3,727,344) 3,833,146
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 20.6%
U.S. Treasury Obligations 20.6%
U.S. Treasury Bonds, 1.375%, 11/15/40  435,500 389,772
U.S. Treasury Bonds, 1.625%, 11/15/50  219,695 195,460
U.S. Treasury Bonds, 1.875%, 2/15/41  112,100 109,648
U.S. Treasury Bonds, 1.875%, 2/15/51  32,525 30,787
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  67,418 72,527
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31 (9) 188,640 205,647
U.S. Treasury Notes, 0.125%, 12/31/22  282,770 282,770
U.S. Treasury Notes, 0.125%, 1/31/23  417,345 417,280
U.S. Treasury Notes, 0.125%, 5/15/23  225,080 224,869
U.S. Treasury Notes, 0.125%, 1/15/24  626,940 624,491
U.S. Treasury Notes, 0.125%, 2/15/24  365,930 364,329
U.S. Treasury Notes, 0.375%, 12/31/25 (9) 310,400 305,695
U.S. Treasury Notes, 1.375%, 10/15/22 (12) 333,580 340,304

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.625%, 11/15/22  414,420 424,975
U.S. Treasury Notes, 1.625%, 12/15/22  246,475 253,061
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $4,266,778) 4,241,615
SHORT-TERM INVESTMENTS 9.1%
Money Market Funds 9.1%
T. Rowe Price Government Reserve Fund, 0.05% (4)(13) 1,881,600 1,881,600
Total Short-Term Investments
(Cost $1,881,600) 1,881,600
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.10% (4)(13) 2,852 28,524
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 28,524
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK 1.0%
Short-Term Funds 1.0%
T. Rowe Price Short-Term Fund, 0.10% (4)(13) 20,832 208,317
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank 208,317
Total Securities Lending Collateral
(Cost $236,841) 236,841
Total Investments in Securities 106.2%
(Cost $21,388,227) $ 21,902,836
Other Assets Less Liabilities (6.2)% (1,288,159)
Net Assets 100.0% $ 20,614,677

T. ROWE PRICE New Income Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,197,459 and represents 25.2% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $9,105 and represents 0.0% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9) All or a portion of this security is on loan at February 28, 2021.
(10) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $919,673 and represents 4.5% of net assets.
(12) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLO Collateralized Loan Obligation

T. ROWE PRICE New Income Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
RON New Romanian Leu
RUB Russian Ruble
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 * 50,945 325 204 121
Barclays Bank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 2,445 14 1 13
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 * 86,490 1,968 1,109 859
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 * 15,905 190 30 160
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 * 54,560 (96) 297 (393)
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 * 48,315 1,100 822 278
Citibank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 5,205 30 (20) 50
Citibank, Protection Sold (Relevant Credit:
United Mexican States, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 * 52,830 (93) 248 (341)
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 * 91,295 1,093 70 1,023
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 5,777 160 48 112

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,075 18 (14) 32
Total Bilateral Credit Default Swaps, Protection Sold 2,795 1,914
Total Bilateral Swaps 2,795 1,914
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S35, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/25 92,600 8,588 9,255 (667)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S35, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 416,104 9,522 8,608 914
Total Centrally Cleared Credit Default Swaps,
Protection Sold 247
Total Centrally Cleared Swaps 247
Net payments (receipts) of variation margin to date 60
Variation margin receivable (payable) on centrally cleared swaps $ 307
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and
If Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $676.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 IDR 144,949,940 USD 10,244 $ (243)
Bank of America 4/9/21 INR 392,662 USD 5,306 (31)
Bank of America 4/16/21 MXN 210,860 USD 10,447 (425)
Bank of America 4/16/21 RON 41,985 USD 10,436 (72)
Bank of America 4/16/21 USD 20,684 RON 83,600 47
Bank of America 4/23/21 CAD 13,325 USD 10,409 62
Barclays Bank 4/9/21 USD 20,638 PEN 75,135 44
Canadian Imperial Bank
of Commerce 4/23/21 CAD 64,485 USD 51,096 (420)
Citibank 4/16/21 USD 20,247 MXN 415,115 516
Citibank 4/23/21 AUD 82,200 USD 63,121 140
Citibank 4/23/21 AUD 34,660 USD 26,999 (324)
Citibank 4/23/21 JPY 4,437,993 USD 42,729 (1,065)
Citibank 4/23/21 USD 51,190 NOK 434,130 1,126
Citibank 4/23/21 USD 52,208 NZD 72,460 (146)
Credit Suisse 4/9/21 RUB 752,885 USD 10,155 (125)
Credit Suisse 4/9/21 USD 20,818 INR 1,538,480 150
Credit Suisse 4/23/21 NOK 427,395 USD 50,155 (868)
Deutsche Bank 4/9/21 IDR 44,190,186 USD 3,114 (65)
Deutsche Bank 4/9/21 USD 20,827 IDR 294,696,420 495
Goldman Sachs 4/9/21 INR 392,662 USD 5,300 (25)
Goldman Sachs 4/16/21 MXN 204,255 USD 10,262 (553)
HSBC Bank 4/23/21 CAD 66,375 USD 52,022 138
HSBC Bank 4/23/21 CAD 36,775 USD 29,111 (211)
HSBC Bank 4/23/21 USD 53,012 CAD 67,305 120
HSBC Bank 5/21/21 USD 24,282 EUR 19,989 117
JPMorgan Chase 4/9/21 INR 753,155 USD 10,192 (74)
JPMorgan Chase 4/23/21 NOK 341,565 USD 40,050 (661)
JPMorgan Chase 4/23/21 NZD 145,015 USD 104,144 631
JPMorgan Chase 4/23/21 USD 53,969 AUD 69,610 397
JPMorgan Chase 4/23/21 USD 54,237 NOK 457,945 1,427
JPMorgan Chase 5/21/21 GBP 37,350 USD 51,257 798
JPMorgan Chase 5/21/21 USD 53,680 GBP 38,670 (214)
Morgan Stanley 4/9/21 PEN 75,135 USD 20,765 (171)
Morgan Stanley 4/23/21 NOK 560,485 USD 66,177 (1,542)
RBC Dominion Securities 4/23/21 CAD 82,235 USD 64,634 (10)
State Street 5/21/21 GBP 76,010 USD 105,742 193
UBS Investment Bank 4/9/21 IDR 105,556,294 USD 7,401 (118)
UBS Investment Bank 4/9/21 RUB 789,715 USD 10,476 45
UBS Investment Bank 4/9/21 USD 20,156 RUB 1,542,600 (395)
UBS Investment Bank 4/16/21 RON 41,615 USD 10,345 (72)
UBS Investment Bank 4/23/21 AUD 86,240 USD 66,495 (125)

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/23/21 JPY 5,274,902 USD 50,879 $ (1,358)
UBS Investment Bank 4/23/21 NZD 71,165 USD 51,412 6
UBS Investment Bank 4/23/21 USD 91,984 JPY 9,712,895 800
UBS Investment Bank 5/21/21 USD 48,072 EUR 39,680 102
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,959)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 2,757 U.S. Treasury Long Bond contracts 6/21 438,966 $ (3,316)
Long, 3,126 U.S. Treasury Notes five year contracts 6/21 387,526 (3,179)
Long, 2,113 U.S. Treasury Notes ten year contracts 6/21 280,435 (1,015)
Long, 8,893 U.S. Treasury Notes two year contracts 6/21 1,963,269 (1,680)
Long, 6,509 Ultra U.S. Treasury Bonds contracts 6/21 1,230,608 (3,564)
Short, 5,940 Ultra U.S. Treasury Notes ten year
contracts 6/21 (875,222) 5,895
Net payments (receipts) of variation margin to date 26,116
Variation margin receivable (payable) on open futures contracts $ 19,257

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 3.70% $ (14,574) $ 37,067 $ 16,957
T. Rowe Price Institutional High Yield Fund - Z
Class, 3.95% 6,792 7,032 8,596
T. Rowe Price Government Reserve Fund, 0.05% — — 34
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ (7,782)# $ 44,099 $ 25,587+
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
3.70% $ 641,227 $ 72,108 $ 231,724 $ 518,678
T. Rowe Price Institutional High
Yield Fund - Z Class, 3.95% 16,446 225,746 126,638 122,586
T. Rowe Price Government
Reserve Fund, 0.05% 91,936  ¤  ¤ 1,881,600
T. Rowe Price Short-Term Fund,
0.10% 641,761  ¤  ¤ 236,841
Total $ 2,759,705^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $26,276 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,746,516.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc.  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE New Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Income Fund

F43-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 19,134,026 $ — $ 19,134,026
Bond Mutual Funds 641,264 — — 641,264
Convertible Preferred Stocks — 9,105 — 9,105
Short-Term Investments 1,881,600 — — 1,881,600
Securities Lending Collateral 236,841 — — 236,841
Total Securities 2,759,705 19,143,131 — 21,902,836
Swaps* — 5,812 — 5,812
Forward Currency Exchange
Contracts — 7,354 — 7,354
Futures Contracts* 5,895 — — 5,895
Total $ 2,765,600 $ 19,156,297 $ — $ 21,921,897
Liabilities
Swaps* $ — $ 856 $ — $ 856
Forward Currency Exchange
Contracts — 9,313 — 9,313
Futures Contracts* 12,754 — — 12,754
Total $ 12,754 $ 10,169 $ — $ 22,923
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.